Offerings	Sep. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	25,335,276
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 304,023,312.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,985.62
Offering Note	Represents up to 25,335,276 Subordinate Voting Shares issuable upon the exercise of GF PIPE Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(g), the proposed aggregate maximum offering price per share is $12.00, the exercise price of the GF PIPE Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	1,607,780
Proposed Maximum Offering Price per Unit	11.548
Maximum Aggregate Offering Price	$ 18,566,643.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,564.05
Offering Note	Represents up to 1,607,780 Subordinate Voting Shares issuable upon the exercise of SAFE Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(g), the proposed aggregate maximum offering price per share is $11.548, the exercise price of the SAFE Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	15,996,064
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 183,954,736.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,404.15
Offering Note	Represents up to 15,996,064 Subordinate Voting Shares issuable upon the exercise of Spring Valley Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(g), the proposed aggregate maximum offering price per share is $11.50, the exercise price of the Spring Valley Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	67,130,010
Proposed Maximum Offering Price per Unit	7.70
Maximum Aggregate Offering Price	$ 516,901,077.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 71,384.04
Offering Note	Represents 67,130,010 Subordinate Voting Shares, including (i) 44,810,873 Subordinate Voting Shares issuable upon the conversion of 10,416,663 Multiple Voting Shares issued in connection with the PIPE Financing, assuming a conversion price of $5.00 per Subordinate Voting Share and the maximum increase in the accrued value of the Multiple Voting Shares through the fifth anniversary of the Closing Date; (ii) 140,303 Converted PIPE Shares; (iii) 10,199,884 Subordinate Voting Shares issuable upon the exercise of the BDC SVS Warrants and Weil SVS Warrants; and (vi) 11,978,950 Subordinate Voting Shares issuable upon the conversion of Earnout Shares, including the Earnout Shares underlying the Earnout Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) and (g), solely for purposes of calculating the registration fee, the proposed maximum offering price per share is $7.70, which is the average of the high and low prices of the Subordinate Voting Shares on Nasdaq on September 2, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Subordinate Voting Shares
Amount Registered | shares	12,223,034
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 12,223,034 warrants exercisable for Subordinate Voting Shares being registered for resale hereunder, including (i) 10,556,367 GF PIPE Warrants and (ii) 1,666,667 Working Capital Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. In accordance with Rule 457(i), the entire registration fee for the warrants is allocated to the Subordinate Voting Shares underlying such warrants, and no separate fee is payable for the warrants.